Current Liabilities (Tables)	3 Months Ended
Sep. 30, 2023
Current Liabilities [Abstract]
Schedule of Other Current Liabilities	Other Current Liabilities as mentioned in the below table includes short term Liabilities — Payable to Quality International, lease liabilities, short term bank borrowings and other miscellaneous Liabilities.
Other Current Liabilities	September 30, 2023 (unaudited)	June 30, 2023	June 30, 2022
Lease Liabilities	333,515	835,943	1,156,359
Accrued Interest on Convertible note	117,572	77,093	—
Payable to the shareholders of the Subsidiary Quality International	75,500,000	80,500,000	82,000,000
Short term borrowings	5,033,333
Misc. Liabilities*	63,600	23,500	104,841
Total	$81,048,020	$81,436,536	$83,261,200

Schedule of Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities	September 30, 2023 (unaudited)	June 30, 2023	June 30, 2022
Accounts Payable	48,985,895	41,009,707	21,433,172
Accrued Liabilities	1,206,547	2,289,614	11,035,066
Total	$50,192,442	$43,299,321	$32,468,238